Nature of the Business - Units of Accounting (Details) - Blackstone - USD ($) $ in Millions		12 Months Ended
	Nov. 06, 2021	Dec. 31, 2021
Class of Stock
Payments of equity issuance costs	$ (1.7)
Investor
Class of Stock
Amounts of related party transaction		$ 150.0
Liability related to the sale of future royalties and sales milestones, net (Blackstone Collaboration Agreement) | Investor
Class of Stock
Amounts of related party transaction		50.0
ADSs, representing ordinary shares | Investor
Class of Stock
Amounts of related party transaction		100.0
Warrants | Investor
Class of Stock
Amounts of related party transaction		0.0
Net allocated consideration based on relative fair value after transaction costs		10.7
Estimate of Fair Value Measurement | Investor
Class of Stock
Amounts of related party transaction		160.3
Allocated consideration based on relative fair value (in millions)		150.0
Net allocated consideration based on relative fair value after transaction costs		147.4
Estimate of Fair Value Measurement | Liability related to the sale of future royalties and sales milestones, net (Blackstone Collaboration Agreement) | Investor
Class of Stock
Amounts of related party transaction		49.6
Allocated consideration based on relative fair value (in millions)		46.4
Net allocated consideration based on relative fair value after transaction costs		45.9
Estimate of Fair Value Measurement | ADSs, representing ordinary shares | Investor
Class of Stock
Amounts of related party transaction		100.0
Allocated consideration based on relative fair value (in millions)		93.6
Net allocated consideration based on relative fair value after transaction costs		91.6
Estimate of Fair Value Measurement | Warrants | Investor
Class of Stock
Amounts of related party transaction		10.7
Allocated consideration based on relative fair value (in millions)		10.0
Net allocated consideration based on relative fair value after transaction costs		$ 9.9